Derivative Instruments (Details Textual) (USD $)	0 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 26, 2013	Nov. 14, 2012	Sep. 17, 2012	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments (Textual)
Percentage of company common stock issuable upon warrant exercises			10.00%			10.00%		16.00%
Increased percentage of common stock issuable upon warrant exercises						11.50%
Warrant exercise price, per share				$ 5.00				$ 75.00
Number of shares issuable upon exercise of warrants	37,177			187,386		1,501,882
Expiration date of warrant				Sep. 17, 2014
Description for exercise price of warrant						If the Company issues stock, warrants or options at a price below the $5.00 per share exercise price of the warrants, the exercise price of the warrants resets to the lower price.
Implied fair value of Company's common stock					$ 8.60
Fair value of underlying security per share			$ 0.0072		$ 0.83	$ 0.0068
Description of volatility rate					Closing prices of 3-4 comparable public companies, including the Company's historical volatility.
Percentage of fully-diluted outstanding common shares and common share equivalents		11.50%			10.00%
Risk free interest rate			0.23%		0.40%	0.25%	0.25%
Forecasted amount of warrants exercised			$ 4,423,681
Forecasted number of shares outstanding			44,236,809
Volatility			109.00%		80.00%	112.00%	109.00%
Duration of treasury rate			2 years			2 years
Fair value of derivative liability	140,000		193,944			35,593
Assumed term of warrants			2 years			1 year 8 months 12 days	1 year 2 months 12 days
Debt discount and derivative liability								4,611
Fully - diluted shares issued				5,000		51,810,451
Number of warrants exercised						6,007,529
Gain or loss change in the fair value of the derivative liability					40,000
Warrant Derivatives Fair Value Issued					$ 140,000	$ 193,944
Series E Preferred Stock [Member]
Derivative Instruments (Textual)
Percentage of company common stock issuable upon warrant exercises						4.87%
Warrant exercise price, per share						$ 500